Principal Accounting Policies - Principles of Consolidation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jan. 01, 2020 CNY (¥)
Principles of Consolidation [Line Items]
Accumulated deficit	¥ (7,834,879)		¥ (7,713,355)		$ (1,229,464)
Cash and cash equivalents and short-term investments	964,978
Stock Repurchase Program, Authorized Amount | $						$ 10,000
Accounting standards update
Principles of Consolidation [Line Items]
Accumulated deficit							¥ 19,425
The Affiliated Entities [Member]
Principles of Consolidation [Line Items]
Accumulated deficit	4,660
Revenues	249,589	$ 39,166	485,702	¥ 1,181,747
Consolidated affiliated entities [Member] | Cooperation Agreement [Member] | Others [Member]
Principles of Consolidation [Line Items]
Revenues	¥ 16,308		¥ 12,813	¥ 30,420
Nanjing Tuniu [Member] | Purchase Option Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Value of equity interest | $		$ 2,430
Nanjing Tuniu [Member] | Cooperation Agreement [Member] | Beijing Tuniu [Member]
Principles of Consolidation [Line Items]
Number of consecutive years of not able to provide technology consulting and services as the agreement	3 years	3 years
Nanjing Tuniu [Member] | Anqiang Chen [Member]
Principles of Consolidation [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	19.11%				19.11%
Nanjing Tuniu [Member] | Dunde Yu
Principles of Consolidation [Line Items]
Equity interest (in percentage)	80.89%				80.89%